Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity File Number	001-42128
Entity Registrant Name	Telix Pharmaceuticals Limited
Entity Address, Address Line One	55 Flemington Road
Entity Address, City or Town	North Melbourne
Entity Address, Postal Zip Code	3051
Entity Address, Country	AU
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Entity Central Index Key	0002007191
Current Fiscal Year End Date	--12-31